Earnings per share (Tables)	12 Months Ended
Mar. 31, 2016
Earnings per share
Summary of amounts and numbers used in calculation of net income attributable to NHI shareholders per share (basic and diluted)

	Millions of yen except per share data presented in yen
	Year ended March 31
	2014	2015	2016
Basic—
Net income attributable to NHI shareholders	¥213,591	¥224,785	¥131,550

Weighted average number of shares outstanding	3,709,830,989	3,645,514,878	3,600,701,499

Net income attributable to NHI shareholders per share	¥57.57	¥61.66	¥36.53

Diluted—
Net income attributable to NHI shareholders	¥213,561	¥224,726	¥131,426

Weighted average number of shares outstanding	3,826,496,369	3,743,690,088	3,700,388,050

Net income attributable to NHI shareholders per share	¥55.81	¥60.03	¥35.52